Share Based Compensation (Tables)	6 Months Ended
Jun. 30, 2023
Share Based Payment [Abstract]
Schedule of Options to Services Providers and Advisers Outstanding	The options to services providers and advisers outstanding as of June 30, 2023, as follows:
	Six months ended June 30, 2023
	Number of options	Weighted average Exercise price NIS

Outstanding at beginning of year	114,512	0.71
Granted	-
Exercised	-
Forfeited	-
Outstanding as of June 30, 2023	114,512	0.71
Exercisable options	97,507
The options to employees and directors outstanding as of June 30, 2023, as follows:
	Six months ended June 30, 2023
	Number of options	Weighted average Exercise price NIS

Outstanding at beginning of year	386,260	0.37
Forfeited	-	-
Outstanding as of June 30, 2023	386,260	0.37
Exercisable options as of June 30, 2023	361,784	0.37
The options to services providers and advisers outstanding as of June 30, 2022, as follows:
	Six months ended June 30, 2022
	Number of options	Weighted average exercise price in NIS
Outstanding at beginning of year	87,833	0.37
Granted	29,400	10.78
Exercised	(2,721)	0.37
Forfeited	-	-
Outstanding as of June 30, 2022	114,512
Exercisable options
The options to employees and directors outstanding as of June 30, 2022, as follows:
	Six months ended June 30, 2022
	Number of options	Weighted average exercise price in NIS
Outstanding at beginning of year	448,120	0.37
Forfeited	(57,159)	0.37
Outstanding as of June 30, 2022	390,961	0.37
Exercisable options	324,727	0.37

Schedule of RSUs to Services Providers and Advisers Outstanding	The RSUs to services providers and advisers outstanding as of June 30, 2023, as follows:
Number of RSUs

Outstanding at beginning of year	18,266
Granted	-
Vested	5,417
Outstanding as of June 30, 2023	12,849
Vested as of June 30, 2023	19,651
The RSUs to employees and directors outstanding as of June 30, 2023, as follows:
Number of RSUs

Outstanding at beginning of year	1,727,842
Granted	-
Forfeited	(23,889)
Vested	(649,498)
Outstanding as of June 30, 2023	1,054,455
Vested as of June 30, 2023	2,531,072
The RSUs to services providers and advisers outstanding as of June 30, 2022, as follows:
Number of RSUs
Outstanding at beginning of year	10,000
Granted	22,500
Vested	1,666
Outstanding as of June 30, 2022	30,834
Vested as of June 30, 2022	1,666
The RSUs to employees and directors outstanding as of June 30, 2022, as follows:
Number of RSUs
Outstanding at beginning of year	2,002,587
Granted	826,854
Vested	747,579
Outstanding as of June 30, 2022	2,081,862
Vested as of June 30, 2022	1,403,180